Average Annual Total Returns - Floating Rate ESG Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 1 Year	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 5 Years	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Loan Participation Funds Classification Average 1 Year	Lipper Loan Participation Funds Classification Average 5 Years	Lipper Loan Participation Funds Classification Average 10 Years
Total	May 01, 1997	4.48%	3.20%	4.46%	2.20%	1.19%	2.54%	2.65%	1.53%	2.61%	Mar. 31, 2000	5.85%	3.21%	4.31%	Apr. 13, 2006	7.10%	3.47%	4.47%	Oct. 03, 2008	7.49%	3.99%	4.99%	Apr. 13, 2006	7.66%	4.00%	5.02%	Sep. 24, 2012	7.61%	4.06%	4.98%	[1]	8.72%	3.05%	3.75%	8.17%	4.54%	5.18%	7.30%	3.61%	4.26%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursements.